Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized	2,500,000,000	2,500,000,000
Ordinary shares, shares issued	45,623,434	35,780,335
Ordinary shares, shares outstanding	45,623,434	35,780,335
Pre-funded warrants to ordinary shares, issued	0	1,034,000
Pre-funded warrants to ordinary shares, outstanding	0	1,034,000